Derivative Financial Instruments and Risk Management (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss)
Interest rate contracts, Amount of Gains (Losses) Reclassified from AOCI to Earnings (Effective Portion)	$ 4	$ (12)	$ (49)
Interest rate contracts, Recognized in Earnings (Ineffective Portion)	(1)	(2)	(1)
Gains (Losses) on derivatives not designated as hedging instruments	6	(15)	18
Interest expense
Derivative Instruments, Gain (Loss)
Interest rate contracts, Amount of Gains (Losses) Reclassified from AOCI to Earnings (Effective Portion)	4	(12)	(49)
Interest rate contracts, Recognized in Earnings (Ineffective Portion)	0	0	0
Other income (expense)
Derivative Instruments, Gain (Loss)
Gains (Losses) on Derivatives	(20)	39	107
Gains (Losses) on Borrowings	36	(44)	(98)
Interest rate contracts, Amount of Gains (Losses) Reclassified from AOCI to Earnings (Effective Portion)	0	0	0
Interest rate contracts, Recognized in Earnings (Ineffective Portion)	(1)	(2)	(1)
Interest rate contracts, Gains (Losses) on derivatives not designated as hedging instruments	0	0	2
Foreign exchange contracts | Other income (expense)
Derivative Instruments, Gain (Loss)
Foreign exchange contracts, Gains (Losses) on derivatives not designated as hedging instruments	7	(15)	16
Cross currency contracts | Other income (expense)
Derivative Instruments, Gain (Loss)
Foreign exchange contracts, Gains (Losses) on derivatives not designated as hedging instruments	$ (1)	$ 0	$ 0